Income Tax	6 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Income tax
10.	Income tax

The Company and its subsidiaries are subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

The Company and its subsidiary, Everbright International, are domiciled in the Cayman Islands and the British Virgin Islands respectively. Both companies currently enjoy permanent income tax holidays; accordingly, both companies do not accrue for income taxes.

The Company’s operating subsidiary, Metaverse incorporated in Hong Kong is subject to an income tax rate of 8.25% for first HK$2,000,000 assessable profits and 16.5% for the assessable profits thereafter.

	Six months ended June 30,
Provision for income tax	2025	2024
Current
Hong Kong	$—	$54,297

Deferred
Hong Kong	(83,757)	(7,051)
Total	$(83,757)	$47,246

Numerical reconciliation of income tax expenses to prima facie tax payable:

	Six months ended June 30,
	2025	2024
(Loss) profit before income tax	$(808,484)	$443,407

Tax effect at the Hong Kong profits tax rate of 16.5%	$(133,400)	$73,162
Differential of local statutory tax rates	5,125	—
Tax effect of preferential tax rate	—	(25,784)
Tax effect of non-assessable income	(3)	(132)
Tax effect of non-deductible expenses	44,521	—
Total	$(83,757)	$47,246

	Six months ended June 30,
Effective income tax rate (%)	2025	2024
Effective income tax rate – Hong Kong	10.77%	10.66%

There were no material unrecognized temporary differences and unsettled tax position.

The components of deferred tax assets their movements were as follows:

	Tax losses	Property, plant and equipment	Intangible assets	Total
Balance as of January 1, 2024	$—	$942	$56,085	$57,027

Charged to statement of operations	—	(125)	(6,926)	(7,051)

Balance as of June 30, 2024	$—	$817	$63,010	$49,976

Balance as of January 1, 2025	—	(1,028)	(42,234)	(43,262)

Charged to statement of operations	91,300	(14,600)	7,057	83,757

Balance as of June 30, 2025	$91,300	$(15,628)	$(35,177)	$40,495